Accrued Liabilities - Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accrued Liabilities - Related Parties [Abstract]
ACCRUED LIABILITIES - RELATED PARTIES

NOTE 5: ACCRUED LIABILITIES - RELATED PARTIES

Accrued liabilities and expenses as of March 31, 2026 and December 31, 2025 consist of the following:

	March 31, 2026	December 31, 2025
Board of Director fees	$18,750	$50,000
Total	$18,750	$50,000

During the three months ended March 31, 2026 and 2025, the Company accrued fees due to the Board of Directors in the amount of $25,000.

On March 31, 2026, the Company issued 28,125 shares of common stock at a price of $2.00 per share to Directors for the conversion of accrued director’s fees in the amount of $56,250. There was no gain or loss recorded on this transaction as the conversion occurred at the market price at the time of the conversion.

NOTE 5: ACCRUED LIABILITIES - RELATED PARTIES

Accrued liabilities and expenses as of December 31, 2025 and 2024 consist of the following:

	December 31, 2025	December 31, 2024
Board of Director fees	$50,000	$100,000
Total	$50,000	$100,000

During the year ended December 31, 2025, the Company accrued fees due to the Board of Directors in the amount of $100,000 and converted accrued fees due to the Board of Directors in the amount of $150,000 into 150,000 shares of the Company’s common stock. There was no gain or loss recorded on this transaction as the conversion occurred at the fair value price of $1.00 per share.

During the year ended December 31, 2024, the Company accrued fees due to the Board of Directors in the amount of $100,000.